SHAREHOLDERS’ EQUITY	12 Months Ended
Mar. 31, 2026
Equity [Abstract]
SHAREHOLDERS’ EQUITY

20. SHAREHOLDERS’ EQUITY

On July 2, 2025, the shareholders of the Company approved a reclassification and re-designation of the Company’s share capital. Under this resolution, 450,000,000 authorized shares with a par value of US$0.0001 each were designated as Class A Ordinary Shares, and 50,000,000 authorized shares with a par value of US$0.0001 each were designated as Class B Ordinary Shares. Following this reclassification, the Company’s authorized share capital became US$50,000, divided into 500,000,000 shares with a par value of US$0.0001 each, comprising 450,000,000 Class A Ordinary Shares and 50,000,000 Class B Ordinary Shares. As a result, the original 1,000 ordinary shares held by Dixon Chun Wan Chan and the original 1,000 ordinary shares held by Terence Chee-Ho Wong in GreenVector Holdings Limited were redesignated to Class B Ordinary Shares. Holders of Class A Ordinary Shares and Class B Ordinary Shares have the same rights except for voting and conversion rights and restrictions on transfer of shares. Holders of Class A Ordinary Shares are entitled to one vote per share on all matters subject to the vote at general meetings of our Company, and holders of Class B Ordinary Shares are entitled to twenty (20) votes per share on all matters subject to the vote at general meetings of our Company. Holders of our Class A Ordinary Shares and Class B Ordinary Shares vote together as a single class on all matters submitted to a vote of our shareholders, except as may otherwise be required by law. Each Class B Ordinary Share is convertible into one Class A Ordinary Share at the option of the holder of Class B Ordinary Shares at any time.

On September 5, 2025, TioStone Holdings Limited transferred 100% of the ordinary shares of Laputa Eco-Construction Material Company Limited to GreenVector Company Limited. Following this transfer, GreenVector Company Limited owns 100% of the ordinary shares of Laputa Eco-Construction Material Company Limited, our operating subsidiary in Hong Kong. In connection with this transfer, on the same date, the board of directors of the Company approved the issuance of Class A Ordinary Shares and Class B Ordinary Shares to the beneficial owners of TioStone Holdings Limited as consideration for the ordinary shares of Laputa. The excess of the ordinary share capital over the par value amounted to $3,056,123 was credited retroactively to additional paid-in capital.

As of March 31, 2026 and 2025 and the date hereof, the Group’s share capital comprised of 10,000,000 Class A Ordinary Shares at US$0.0001 par value per share and 1,000,000 Class B Ordinary Shares at US$0.0001 par value per share.